Summary of significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net deferred tax asset		$ 75
Deferred tax assets	1,318	2,086
Offset by deferred tax liabilities	(1,318)	(2,011)
Deferred tax liabilities	(1,318)	(2,011)
Offset by deferred tax assets	1,318	2,011
Net deferred tax liability
Patents [member]
IfrsStatementLineItems [Line Items]
Net deferred tax asset		102
Intangibles [member]
IfrsStatementLineItems [Line Items]
Net deferred tax asset	108	31
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Net deferred tax asset	56
Deferred tax liabilities	(26)
SRED pool [Member]
IfrsStatementLineItems [Line Items]
Net deferred tax asset	170	184
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Net deferred tax asset	43	391
Non capital losses [member]
IfrsStatementLineItems [Line Items]
Net deferred tax asset	941	1,378
Property plant and equipment related temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ (1,292)	$ (2,011)